Organization and Description of the Business (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended		0 Months Ended	1 Months Ended
	Jul. 22, 2013	Dec. 31, 2013 item	Dec. 31, 2012	Jul. 30, 2013 IPO	Jul. 31, 2013 IPO
Organization and Description of the Business
Number of operating segments		3
Ownership percentage in WCI Communities, LLC and WCI Communities Management, LLC		100.00%
Stock split ratio	10.3
Common stock, shares authorized	150,000,000	150,000,000	150,000,000
Preferred stock, shares authorized	15,000,000	15,000,000	20,000
Organization and Description of the Business
Issuance of common stock (in shares)				6,819,091	6,819,091
Common stock, par value (in dollars per share)		$ 0.01	$ 0.01	$ 0.01
Share price (in dollars per share)				$ 15.00
Net proceeds from the sale of common stock in IPO				$ 90.3